ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	$ 1,164	$ 1,559
Additional provisions recognized	903	526
Reduction arising from payments/derecognition	(607)	(512)
Accretion expenses	5	35
Change in discount rate	10	(57)
Change in other estimates	(5)	(15)
Dispositions		(376)
Transfers to held for sale	(5)
Foreign currency translation	(62)	4
Other provisions at end of period	1,403	1,164
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	170	443
Additional provisions recognized	0	2
Reduction arising from payments/derecognition	(11)	(11)
Accretion expenses	5	17
Change in discount rate	10	(57)
Change in other estimates	(4)	(23)
Dispositions		(204)
Transfers to held for sale	(4)
Foreign currency translation	(8)	3
Other provisions at end of period	158	170
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	209	178
Additional provisions recognized	311	291
Reduction arising from payments/derecognition	(326)	(238)
Accretion expenses	0	0
Change in discount rate	0	0
Change in other estimates	(1)	(2)
Dispositions		(23)
Transfers to held for sale	0
Foreign currency translation	(8)	3
Other provisions at end of period	185	209
Legal and other
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	785	938
Additional provisions recognized	592	233
Reduction arising from payments/derecognition	(270)	(263)
Accretion expenses	0	18
Change in discount rate	0	0
Change in other estimates	0	10
Dispositions		(149)
Transfers to held for sale	(1)
Foreign currency translation	(46)	(2)
Other provisions at end of period	$ 1,060	$ 785